JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210

October 25, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:

John Hancock Funds II (the “Trust”) on behalf of:
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio (the “Funds”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on October 17, 2013 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-13-004277), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-2261.

Sincerely,

/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary